ROPES & GRAY LLP

PRUDENTIAL TOWER

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BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

Renee Laws 617-235-4975 renee.laws@ropesgray.com

January 6, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Benchmark-Free Allocation Fund Statement of Additional Information (relating to Class III and Class IV shares of one of the sixty-eight series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 156 to the Trust’s Registration Statement under the Securities Act and Amendment 196 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 156/196”), as filed electronically with the Commission on December 29, 2011. Amendment No. 156/196 became effective on January 1, 2012.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee Laws

Renee Laws

cc:	Jason Harrison, Esq.

Thomas R. Hiller, Esq.